Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Due to related parties	$ 971,919	$ 1,847,421	$ 1,847,421
Mr. Hengwei Chen and his affiliates
Related Party Balances and Transactions
Due to related parties			902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Balances and Transactions
Due to related parties	794,232	806,556	$ 806,556
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Balances and Transactions
Due to related parties	$ 177,687	$ 138,724